Consolidated Statements of Changes in Equity - USD ($) $ in Millions		Issued capital Common shares [1]	Issued capital Preferred shares	Treasury shares at cost	Share- based payments and other reserves	Retained earnings		Accumulated other comprehensive income (loss) Canada	Accumulated other comprehensive income (loss) Europe	Accumulated other comprehensive income (loss)	Common shareholders' equity Canada	Common shareholders' equity Europe	Common shareholders' equity		Equity attributable to shareholders of Fairfax Canada	Equity attributable to shareholders of Fairfax Europe	Equity attributable to shareholders of Fairfax		Non-controlling interests		Preferred shares	Canada	Europe	Total
Beginning balance (Previously reported) at Dec. 31, 2021		$ 6,182.4	$ 1,335.5	$ (808.1)	$ 504.8	$ 9,972.2				$ (801.7)			$ 15,049.6				$ 16,385.1		$ 4,930.2					$ 21,315.3
Beginning balance (Adjustment on initial application of IFRS 17, net of tax) at Dec. 31, 2021	[2]					150.2							150.2				150.2		10.7					160.9
Beginning balance at Dec. 31, 2021	[2]	6,182.4	1,335.5	(808.1)	504.8	10,122.4				(801.7)			15,199.8				16,535.3		4,940.9					21,476.2
Changes in equity
Net earnings for the year						3,374.2	[2]						3,374.2	[2]			3,374.2	[2]	437.5	[2]		$ 394.0		3,811.7	[2]
Other comprehensive income (loss), net of income taxes:
Net unrealized foreign currency translation gains (losses) on foreign operations										(483.0)			(483.0)				(483.0)		(193.6)					(676.6)
Gains (losses) on hedge of net investment								$ 149.5	$ 51.8		$ 149.5	$ 51.8			$ 149.5	$ 51.8						149.5	$ 51.8
Share of other comprehensive gains (loss) of associates, excluding net gains on defined benefit plans										(120.7)			(120.7)				(120.7)		(11.3)					(132.0)
Net unrealized foreign currency translation losses on foreign subsidiaries reclassified to net earnings										19.7			19.7				19.7							19.7
Net unrealized foreign currency translation gains (losses) on associates reclassified to net earnings										(3.9)			(3.9)				(3.9)		(0.4)					(4.3)
Net gains (losses) on defined benefit plans										116.9			116.9				116.9		4.8					121.7
Share of net gains (losses) on defined benefit plans of associates										57.8			57.8				57.8		1.6					59.4
Other										1.2			1.2				1.2		1.0					2.2
Issuances for share-based payments				62.4	(70.2)								(7.8)				(7.8)		5.3					(2.5)
Purchases and amortization for share-based payments				(148.2)	146.1								(2.1)				(2.1)		(20.3)					(22.4)
Purchases for cancellation		(96.1)				(103.5)							(199.6)				(199.6)							(199.6)
Common share dividends						(249.9)							(249.9)				(249.9)		(263.2)					(513.1)
Preferred share dividends						(45.2)							(45.2)				(45.2)				$ (45.2)			(45.2)
Acquisitions of subsidiaries																			111.5					111.5
Net changes in capitalization					37.6	(145.5)							(107.9)				(107.9)		(1,136.6)					(1,244.5)
Other				2.6	(2.6)					29.5			29.5				29.5		25.7					55.2
Ending balance (Previously reported) at Dec. 31, 2022		6,086.3	1,335.5	(891.3)	615.7	10,509.6				(979.6)			15,340.7				16,676.2		3,659.6					20,335.8
Ending balance (Adjustment for IFRS 17, net of tax for the full year) at Dec. 31, 2022	[2]					2,292.7				(3.3)			2,289.4				2,289.4		232.6					2,522.0
Ending balance at Dec. 31, 2022	[2]	6,086.3	1,335.5	(891.3)	615.7	12,952.5				(982.9)			17,780.3				19,115.8		3,902.9					23,018.7
Changes in equity
Net earnings for the year						4,381.8							4,381.8				4,381.8		713.1			880.7		5,094.9
Other comprehensive income (loss), net of income taxes:
Net unrealized foreign currency translation gains (losses) on foreign operations										15.5			15.5				15.5		(55.1)					(39.6)
Gains (losses) on hedge of net investment								$ (56.6)	$ (27.8)		$ (56.6)	$ (27.8)			$ (56.6)	$ (27.8)						$ (56.6)	$ (27.8)
Share of other comprehensive gains (loss) of associates, excluding net gains on defined benefit plans										28.8			28.8				28.8		1.7					30.5
Net unrealized foreign currency translation losses on foreign subsidiaries reclassified to net earnings										1.6			1.6				1.6		0.3					1.9
Net unrealized foreign currency translation gains (losses) on associates reclassified to net earnings										17.9			17.9				17.9		0.3					18.2
Net gains (losses) on defined benefit plans										(31.5)			(31.5)				(31.5)		(1.4)					(32.9)
Share of net gains (losses) on defined benefit plans of associates										(1.5)			(1.5)				(1.5)		(3.6)					(5.1)
Other										25.2			25.2				25.2		3.3					28.5
Issuances for share-based payments				74.2	(77.4)								(3.2)				(3.2)							(3.2)
Purchases and amortization for share-based payments				(89.6)	147.0								57.4				57.4							57.4
Purchases for cancellation		(90.4)				(183.2)							(273.6)				(273.6)							(273.6)
Common share dividends						(245.2)							(245.2)				(245.2)		(204.5)					(449.7)
Preferred share dividends						(49.7)							(49.7)				(49.7)				$ (49.7)			(49.7)
Acquisitions of subsidiaries																			602.6					602.6
Net changes in capitalization					(72.6)	19.5				(14.1)			(67.2)				(67.2)		(252.1)					(319.3)
Other						(0.4)				63.2			62.8				62.8		42.9					105.7
Ending balance at Dec. 31, 2023		$ 5,995.9	$ 1,335.5	$ (906.7)	$ 612.7	$ 16,875.3				$ (962.2)			$ 21,615.0				$ 22,950.5		$ 4,750.4					$ 27,700.9

[1]	Includes multiple voting shares with a carrying value of $3.8 at January 1, 2022, December 31, 2022 and December 31, 2023.
[2]	See note 3 for details of transition to IFRS 17.